Annual Fund Operating Expenses - Personal Investment - Invesco Government and Agency Portfolio - Personal Investment Class	Dec. 18, 2020
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.70%